UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Warner
Title:
Phone:    (212) 593-4538

Signature, Place, and Date of Signing:

       /s/ Brian Warner             New York, NY          August 13, 2004
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:       $72,490 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

ACME COMMUNICATION INC       COM       004631107      $3,856    558,850                   SOLE                558,850
ADC TELECOMMUNICATIONS INC   COM       000886101        $568    200,000                   SOLE                200,000
AGILYSYS INC                 COM       00847J105        $102      7,400                   SOLE                  7,400
ASHLAND INC                  COM       044204105      $6,073    115,000                   SOLE                115,000
AT&T CORP                    COM NEW   001957505        $756     51,696                   SOLE                 51,696
AT&T WIRELESS SVCS INC       COM       00209A106      $1,198     83,688                   SOLE                 83,688
AVID TECHNOLOGY INC          COM       05367P100        $546     10,000                   SOLE                 10,000
CAPITAL ENVIRONMENTAL RESOUR COM       14008M104         $26      5,000                   SOLE                  5,000
CAVALIER HOMES INC           COM       149507105         $27      5,000                   SOLE                  5,000
CENTRAL FD CDA LTD           CL A      153501101      $2,919    555,000                   SOLE                555,000
CHEROKEE INC DEL NEW         COM       16444H102        $163      6,500                   SOLE                  6,500
COMCAST CORP NEW             CL A      20030N101      $2,344     83,618                   SOLE                 83,618
DONNELLEY RR & SONS CO       COM       257867101        $528     16,000                   SOLE                 16,000
FIRST DATA CORP              COM       319963104      $6,010    135,000                   SOLE                135,000
FRANKLIN ELECTR PUBLISHERS I COM       353515109        $186     40,000                   SOLE                 40,000
GAYLORD ENTMT CO NEW         COM       367905106     $11,834    377,000                   SOLE                377,000
GRAY TELEVISION INC          COM       389375106      $5,917    426,000                   SOLE                426,000
HIGHLAND HOSPITALITY CORP    COM       430141101      $1,195    118,900                   SOLE                118,900
ISLE OF CAPRI CASINOS INC    COM       464592104      $8,760    502,000                   SOLE                502,000
KERZNER INTERNATIONAL LTD    SHS       P6065Y107      $3,019     63,360                   SOLE                 63,360
LIBERTY MEDIA CORP NEW       COM SER A 530718105      $3,507    390,123                   SOLE                390,123
LIBERTY MEDIA INTL INC       COM SER A 530719103      $1,095     29,506                   SOLE                 29,506
MIKOHN GAMING CORP           COM       59862K108      $2,710    561,100                   SOLE                561,100
NEVADA GOLD & CASINOS INC    COM NEW   64126Q206        $642     47,750                   SOLE                 47,750
NORTH PITTSBURGH SYS INC     COM       661562108      $2,466    122,970                   SOLE                122,970
PIONEER DRILLING CO          COM       723655106        $273     35,600                   SOLE                 35,600
SEABULK INTL INC             COM       81169P101        $378     45,758                   SOLE                 45,758
UNIFI INC                    COM       904677101         $88     30,000                   SOLE                 30,000
VALUEVISION MEDIA INC        CLA       92047K107      $4,238    325,500                   SOLE                325,500
WESTMORELAND COAL CO         COM       960878106        $175      9,000                   SOLE                  9,000
WET SEAL INC                 CLA       961840105        $445     85,000                   SOLE                 85,000
WORLD WRESTLING ENTMT INC    CLA       98156Q108        $446     35,000                   SOLE                 35,000
